LOANS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2024 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2024	2023	2022	2021	2020	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$819,600	$710,857	$592,046	$298,770	$162,136	$241,857	$2,825,266	$890,880	$3,716,146
Special mention	5,594	1,964	1,971	620	2,859	71	13,079	16,211	29,290
Substandard	4,873	3,433	22,508	8,533	347	4,309	44,003	26,419	70,422
Doubtful	0	0	0	0	0	0	0	0	0
Total	$830,067	$716,254	$616,525	$307,923	$165,342	$246,237	$2,882,348	$933,510	$3,815,858
YTD Gross chargeoffs	$318	$1,264	$5,293	$4,106	$147	$3,295	$14,423	$225	$14,648
Lease financing
Pass	$228,132	$253,776	$70,608	$11,480	$5,309	$1,137	$570,442	$0	$570,442
Special mention	0	644	10,171	550	0	0	11,365	0	11,365
Substandard	292	10,225	4,893	129	8	691	16,238	0	16,238
Doubtful	0	0	0	0	0	0	0	0	0
Total	$228,424	$264,645	$85,672	$12,159	$5,317	$1,828	$598,045	$0	$598,045
YTD Gross chargeoffs	$0	$1,008	$451	$66	$0	$1,867	$3,392	$0	$3,392
Construction real estate
Pass	$139,377	$213,300	$322,493	$40,740	$1,590	$17,352	$734,852	$0	$734,852
Special mention	3,525	0	12,737	0	17,832	0	34,094	0	34,094
Substandard	0	0	0	10,500	0	0	10,500	0	10,500
Doubtful	0	0	0	0	0	0	0	0	0
Total	$142,902	$213,300	$335,230	$51,240	$19,422	$17,352	$779,446	$0	$779,446
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Commercial real estate - investor
Pass	$515,950	$376,740	$497,047	$340,115	$231,922	$949,772	$2,911,546	$36,716	$2,948,262
Special mention	13,738	30,454	18,423	4,282	106	27,144	94,147	0	94,147
Substandard	0	0	10,600	0	4,950	35,425	50,975	0	50,975
Doubtful	0	0	0	0	0	0	0	0	0
Total	$529,688	$407,194	$526,070	$344,397	$236,978	$1,012,341	$3,056,668	$36,716	$3,093,384
YTD Gross chargeoffs	$0	$0	$0	$0	$788	$9,837	$10,625	$0	$10,625
Commercial real estate - owner
Pass	$202,580	$126,550	$161,401	$94,052	$128,068	$215,902	$928,553	$17,268	$945,821
Special mention	1,839	134	213	2,210	504	1,173	6,073	0	6,073
Substandard	0	0	858	3,159	1,249	11,200	16,466	0	16,466
Doubtful	0	0	0	0	0	0	0	0	0
Total	$204,419	$126,684	$162,472	$99,421	$129,821	$228,275	$951,092	$17,268	$968,360
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$8	$8	$0	$8
Residential real estate
Performing	$129,008	$321,232	$324,180	$233,355	$169,901	$264,312	$1,441,988	$0	$1,441,988
Nonperforming	198	541	1,323	4,412	4,300	9,522	20,296	0	20,296
Total	$129,206	$321,773	$325,503	$237,767	$174,201	$273,834	$1,462,284	$0	$1,462,284
YTD Gross chargeoffs	$0	$0	$25	$16	$0	$102	$143	$0	$143
Home equity
Performing	$30,799	$23,969	$20,280	$24,878	$28,882	$21,160	$149,968	$692,993	$842,961
Nonperforming	61	328	124	144	7	354	1,018	5,060	6,078
Total	$30,860	$24,297	$20,404	$25,022	$28,889	$21,514	$150,986	$698,053	$849,039
YTD Gross chargeoffs	$37	$37	$0	$186	$5	$182	$447	$0	$447
Installment
Performing	$12,356	$9,997	$22,244	$11,500	$2,004	$3,759	$61,860	$69,153	$131,013
Nonperforming	190	116	607	268	20	16	1,217	821	2,038
Total	$12,546	$10,113	$22,851	$11,768	$2,024	$3,775	$63,077	$69,974	$133,051
YTD Gross chargeoffs	$382	$1,120	$4,066	$1,779	$71	$42	$7,460	$0	$7,460

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$61,969	$61,969
Nonperforming	0	0	0	0	0	0	0	342	342
Total	$0	$0	$0	$0	$0	$0	$0	$62,311	$62,311
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,586	$2,586
Grand Total Loans	$2,108,112	$2,084,260	$2,094,727	$1,089,697	$761,994	$1,805,156	$9,943,946	$1,817,832	$11,761,778
Grand Total YTD Gross Chargeoffs	$737	$3,429	$9,835	$6,153	$1,011	$15,333	$36,498	$2,811	$39,309

The following table sets forth the Company's loan portfolio at December 31, 2023 by risk attribute and origination date:

(Dollars in thousands)	2023	2022	2021	2020	2019	Prior		Term Total		Revolving	Total
Commercial & industrial
Pass	$848,448	$736,213	$414,460	$265,143	$113,296	$226,970		$2,604,530		$774,080	$3,378,610
Special mention	0	13,373	4,970	882	19,560	1,328		40,113		8,882	48,995
Substandard	3,133	21,505	11,483	1,205	1,023	9,990		48,339		25,277	73,616
Doubtful	0	0	0	0	0	0		0		0	0
Total	$851,581	$771,091	$430,913	$267,230	$133,879	$238,288		$2,692,982		$808,239	$3,501,221
YTD Gross chargeoffs	$10	$2,978	$7,267	$7,055	$936	$929	$19,175	$19,175	$19,175	$0	$19,175
Lease financing
Pass	$261,064	$186,997	$6,404	$1,189	$2,222	$523		$458,399		$0	$458,399
Special mention	4,761	8,047	0	0	0	0		12,808		0	12,808
Substandard	1,407	1,961	97	0	145	0		3,610		0	3,610
Doubtful	0	0	0	0	0	0		0		0	0
Total	$267,232	$197,005	$6,501	$1,189	$2,367	$523		$474,817		$0	$474,817
YTD Gross chargeoffs	$0	$0	$4,423	$0	$0	$0		$4,423		$0	$4,423
Construction real estate
Pass	$170,259	$208,446	$108,886	$27,686	$7,784	$6,165		$529,226		$19,275	$548,501
Special mention	0	0	0	16,331	0	0		16,331		0	16,331
Substandard	0	0	0	0	0	0		0		0	0
Doubtful	0	0	0	0	0	0		0		0	0
Total	$170,259	$208,446	$108,886	$44,017	$7,784	$6,165		$545,557		$19,275	$564,832
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0		$0		$0	$0
Commercial real estate - investor
Pass	$468,579	$595,423	$473,325	$261,794	$554,893	$636,598		$2,990,612		$39,668	$3,030,280
Special mention	7,894	9,345	12,134	110	32,756	14,204		76,443		0	76,443
Substandard	0	0	0	6,238	0	25,668		31,906		0	31,906
Doubtful	0	0	0	0	0	0		0		0	0
Total	$476,473	$604,768	$485,459	$268,142	$587,649	$676,470		$3,098,961		$39,668	$3,138,629
YTD Gross chargeoffs	$0	$0	$859	$2,030	$0	$3,119		$6,008		$0	$6,008
Commercial real estate - owner
Pass	$138,932	$175,336	$130,240	$138,919	$86,182	$215,458		$885,067		$22,639	$907,706
Special mention	396	45	179	2,403	462	19,807		23,292		0	23,292
Substandard	0	0	3,919	835	1,324	5,234		11,312		0	11,312
Doubtful	0	0	0	0	0	0		0		0	0
Total	$139,328	$175,381	$134,338	$142,157	$87,968	$240,499		$919,671		$22,639	$942,310
YTD Gross chargeoffs	$0	$0	$0	$2,643	$1	$71		$2,715		$0	$2,715
Residential real estate
Performing	$325,304	$234,583	$255,964	$188,212	$101,663	$210,583		$1,316,309		$0	$1,316,309
Nonperforming	243	917	2,584	3,496	2,160	7,965		17,365		0	17,365
Total	$325,547	$235,500	$258,548	$191,708	$103,823	$218,548		$1,333,674		$0	$1,333,674
YTD Gross chargeoffs	$0	$0	$8	$1	$27	$3		$39		$0	$39

Home equity
Performing	$28,979	$23,175	$29,084	$32,917	$9,883	$22,419	$146,457	$606,183	$752,640
Nonperforming	20	69	258	162	138	317	964	5,072	6,036
Total	$28,999	$23,244	$29,342	$33,079	$10,021	$22,736	$147,421	$611,255	$758,676
YTD Gross chargeoffs	$0	$0	$7	$0	$174	$159	$340	$0	$340
Installment
Performing	$16,026	$39,212	$22,961	$3,923	$1,691	$3,768	$87,581	$68,673	$156,254
Nonperforming	196	1,142	742	12	12	30	2,134	690	2,824
Total	$16,222	$40,354	$23,703	$3,935	$1,703	$3,798	$89,715	$69,363	$159,078
YTD Gross chargeoffs	$168	$3,189	$2,903	$154	$5	$23	$6,442	$0	$6,442
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$59,438	$59,438
Nonperforming	0	0	0	0	0	0	0	501	501
Total	$0	$0	$0	$0	$0	$0	$0	$59,939	$59,939
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$1,173	$1,173
Total Loans	$2,275,641	$2,255,789	$1,477,690	$951,457	$935,194	$1,407,027	$9,302,798	$1,630,378	$10,933,176
Total YTD Gross Chargeoffs	$178	$6,167	$15,467	$11,883	$1,143	$4,304	$39,142	$1,173	$40,315

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2024
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$4,521	$1,598	$2,470	$8,589	$3,807,269	$3,815,858	$0
Lease financing	3,096	3,085	3,386	9,567	588,478	598,045	19
Construction real estate	0	10,500	0	10,500	768,946	779,446	0
Commercial real estate-investor	0	0	17,360	17,360	3,076,024	3,093,384	0
Commercial real estate-owner	856	0	6,144	7,000	961,360	968,360	0
Residential real estate	6,217	154	5,968	12,339	1,449,945	1,462,284	0
Home equity	1,902	1,102	1,428	4,432	844,607	849,039	0
Installment	914	569	402	1,885	131,166	133,051	0
Credit card	450	196	342	988	61,323	62,311	342
Total	$17,956	$17,204	$37,500	$72,660	$11,689,118	$11,761,778	$361

	As of December 31, 2023
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,717	$733	$4,822	$7,272	$3,493,949	$3,501,221	$376
Lease financing	790	1,028	4,224	6,042	468,775	474,817	1,151
Construction real estate	0	0	0	0	564,832	564,832	0
Commercial real estate-investor	19	16,455	6,238	22,712	3,115,917	3,138,629	0
Commercial real estate-owner	269	205	5,290	5,764	936,546	942,310	0
Residential real estate	4,786	1,929	3,744	10,459	1,323,215	1,333,674	0
Home equity	1,998	1,082	1,919	4,999	753,677	758,676	0
Installment	1,157	864	669	2,690	156,388	159,078	0
Credit card	320	211	501	1,032	58,907	59,939	501
Total	$11,056	$22,507	$27,407	$60,970	$10,872,206	$10,933,176	$2,028

Schedule of Amortized Cost Basis and Financial Effect of Loan Modifications to Borrowers Experiencing Financial Difficulty
The following tables provide the amortized cost basis, as of the period end date, of FDMs that were granted modifications during the years ended December 31, 2024 and 2023:

	Year ended December 31, 2024
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$0	$18,306	$0	$0	$18,306	0.48%
Construction real estate	0	0	10,500	0	0	10,500	1.35%
Residential real estate	0	2,353	4	0	0	2,357	0.16%
Home equity	0	491	0	0	0	491	0.06%
Total	$0	$2,844	$28,810	$0	$0	$31,654	0.27%

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Payment delay	Term extension	Interest rate reduction	Combination: Term extension and interest rate reduction	Total	Percent of total class of loans
Commercial & industrial	$0	$1,181	$3,329	$0	$0	$4,510	0.13%
Residential real estate	0	1,889	96	0	55	2,040	0.15%
Home equity	0	181	0	0	0	181	0.02%
Total	$0	$3,251	$3,425	$0	$55	$6,731	0.06%

The following tables provide the financial effect of FDMs granted during the years ended December 31, 2024 and 2023 by class of loans:

	Year ended December 31, 2024
(Dollars in thousands)	Principal forgiveness		Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0		0.00%	0.4 years
Construction real estate	0		0.00%	0.3 years
Residential real estate	0		0.00%	3.0 years
Total	$0	0	0.00%	0.4 years

	Year ended December 31, 2023
(Dollars in thousands)	Principal forgiveness	Weighted average interest rate reduction	Weighted average term extension
Commercial & industrial	$0	0.00%	0.2 years
Residential real estate	0	2.00%	11.4 years
Total	$0	2.00%	0.7 years

Financing Receivable, Modified, Past Due
The Company closely monitors the performance of FDMs to understand the effectiveness of its modification efforts. The following tables provide the performance of loans, as of the period end date, of FDMs granted during the twelve months preceding each year end:

	Twelve months ended December 31, 2024
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$17,916	$0	$0	$390	$18,306
Construction real estate	0	0	10,500	0	10,500
Residential real estate	1,159	890	241	67	2,357
Home equity	487	0	0	4	491
Total	$19,562	$890	$10,741	$461	$31,654

	Twelve months ended December 31, 2023
(Dollars in thousands)	Current	30 – 59 days past due	60 – 89 days past due	> 89 days past due	Total
Commercial & industrial	$1,181	$821	$0	$2,508	$4,510
Residential real estate	1,021	500	240	279	2,040
Home equity	111	70	0	0	181
Total	$2,313	$1,391	$240	$2,787	$6,731

Financing Receivable, Nonaccrual
The following table provides information on nonperforming loans as of December 31:

	2024			2023			2022
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$1,939	$4,702	$6,641	$3,329	$12,417	$15,746	$6,692	$1,550	$8,242
Lease financing	1,982	4,245	6,227	1,505	2,105	3,610	0	178	178
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	0	32,303	32,303	16,356	11,628	27,984	5,216	570	5,786
Residential real estate	0	16,700	16,700	0	14,067	14,067	0	10,691	10,691
Home equity	0	3,418	3,418	0	3,476	3,476	0	3,123	3,123
Installment	0	684	684	0	870	870	0	603	603
Total nonaccrual loans	$3,921	$62,052	$65,973	$21,190	$44,563	$65,753	$11,908	$16,715	$28,623

(1) Nonaccrual loans include nonaccrual TDRs of $10.0 million as of December 31, 2022.

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2024
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$2,527	$0	$1,434	$0	$0	$2,680	$6,641
Lease financing	0	0	6,227	0	0	0	6,227
Commercial real estate-investor	0	26,132	0	0	27	0	26,159
Commercial real estate-owner	0	4,250	1,894	0	0	0	6,144
Residential real estate	0	0	0	0	16,700	0	16,700
Home equity	0	0	0	0	3,418	0	3,418
Installment	0	0	0	0	0	684	684
Total	$2,527	$30,382	$9,555	$0	$20,145	$3,364	$65,973

	December 31, 2023
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$10,952	$0	$3,869	$0	$0	$925	$15,746
Lease financing	0	0	3,610	0	0	0	3,610
Commercial real estate-investor	0	22,694	0	0	0	0	22,694
Commercial real estate-owner	0	3,397	1,893	0	0	0	5,290
Residential real estate	0	0	0	0	14,067	0	14,067
Home equity	0	0	0	0	3,476	0	3,476
Installment	0	0	0	0	0	870	870
Total	$10,952	$26,091	$9,372	$0	$17,543	$1,795	$65,753

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2024	December 31, 2023
Direct financing and sales-type leases
Lease receivables	$581,651	$460,416
Unguaranteed residual values	16,394	14,401
Total net investment in direct financing and sales-type leases	$598,045	$474,817

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2025	$195,616
2026	173,335
2027	140,974
2028	84,597
2029	42,730
Thereafter	26,010
Total lease payments	663,262
Less: unearned interest income	(81,611)
Net lease receivables	$581,651

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$106	$191	$98
Additions
Commercial real estate	0	0	0
Residential real estate	119	387	327
Total additions	119	387	327
Disposals
Commercial real estate	0	0	(98)
Residential real estate	(136)	(288)	(94)
Total disposals	(136)	(288)	(192)
Valuation adjustments
Commercial real estate	0	0	0
Residential real estate	(25)	(184)	(42)
Total valuation adjustments	(25)	(184)	(42)
Balance at end of year	$64	$106	$191

LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Financial Receivable Credit Quality Indicators
The following table sets forth the Company's loan portfolio at December 31, 2024 by risk attribute and origination date as well as detailing current period chargeoffs by year of origination:

(Dollars in thousands)	2024	2023	2022	2021	2020	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$819,600	$710,857	$592,046	$298,770	$162,136	$241,857	$2,825,266	$890,880	$3,716,146
Special mention	5,594	1,964	1,971	620	2,859	71	13,079	16,211	29,290
Substandard	4,873	3,433	22,508	8,533	347	4,309	44,003	26,419	70,422
Doubtful	0	0	0	0	0	0	0	0	0
Total	$830,067	$716,254	$616,525	$307,923	$165,342	$246,237	$2,882,348	$933,510	$3,815,858
YTD Gross chargeoffs	$318	$1,264	$5,293	$4,106	$147	$3,295	$14,423	$225	$14,648
Lease financing
Pass	$228,132	$253,776	$70,608	$11,480	$5,309	$1,137	$570,442	$0	$570,442
Special mention	0	644	10,171	550	0	0	11,365	0	11,365
Substandard	292	10,225	4,893	129	8	691	16,238	0	16,238
Doubtful	0	0	0	0	0	0	0	0	0
Total	$228,424	$264,645	$85,672	$12,159	$5,317	$1,828	$598,045	$0	$598,045
YTD Gross chargeoffs	$0	$1,008	$451	$66	$0	$1,867	$3,392	$0	$3,392
Construction real estate
Pass	$139,377	$213,300	$322,493	$40,740	$1,590	$17,352	$734,852	$0	$734,852
Special mention	3,525	0	12,737	0	17,832	0	34,094	0	34,094
Substandard	0	0	0	10,500	0	0	10,500	0	10,500
Doubtful	0	0	0	0	0	0	0	0	0
Total	$142,902	$213,300	$335,230	$51,240	$19,422	$17,352	$779,446	$0	$779,446
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$0	$0
Commercial real estate - investor
Pass	$515,950	$376,740	$497,047	$340,115	$231,922	$949,772	$2,911,546	$36,716	$2,948,262
Special mention	13,738	30,454	18,423	4,282	106	27,144	94,147	0	94,147
Substandard	0	0	10,600	0	4,950	35,425	50,975	0	50,975
Doubtful	0	0	0	0	0	0	0	0	0
Total	$529,688	$407,194	$526,070	$344,397	$236,978	$1,012,341	$3,056,668	$36,716	$3,093,384
YTD Gross chargeoffs	$0	$0	$0	$0	$788	$9,837	$10,625	$0	$10,625
Commercial real estate - owner
Pass	$202,580	$126,550	$161,401	$94,052	$128,068	$215,902	$928,553	$17,268	$945,821
Special mention	1,839	134	213	2,210	504	1,173	6,073	0	6,073
Substandard	0	0	858	3,159	1,249	11,200	16,466	0	16,466
Doubtful	0	0	0	0	0	0	0	0	0
Total	$204,419	$126,684	$162,472	$99,421	$129,821	$228,275	$951,092	$17,268	$968,360
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$8	$8	$0	$8
Residential real estate
Performing	$129,008	$321,232	$324,180	$233,355	$169,901	$264,312	$1,441,988	$0	$1,441,988
Nonperforming	198	541	1,323	4,412	4,300	9,522	20,296	0	20,296
Total	$129,206	$321,773	$325,503	$237,767	$174,201	$273,834	$1,462,284	$0	$1,462,284
YTD Gross chargeoffs	$0	$0	$25	$16	$0	$102	$143	$0	$143
Home equity
Performing	$30,799	$23,969	$20,280	$24,878	$28,882	$21,160	$149,968	$692,993	$842,961
Nonperforming	61	328	124	144	7	354	1,018	5,060	6,078
Total	$30,860	$24,297	$20,404	$25,022	$28,889	$21,514	$150,986	$698,053	$849,039
YTD Gross chargeoffs	$37	$37	$0	$186	$5	$182	$447	$0	$447
Installment
Performing	$12,356	$9,997	$22,244	$11,500	$2,004	$3,759	$61,860	$69,153	$131,013
Nonperforming	190	116	607	268	20	16	1,217	821	2,038
Total	$12,546	$10,113	$22,851	$11,768	$2,024	$3,775	$63,077	$69,974	$133,051
YTD Gross chargeoffs	$382	$1,120	$4,066	$1,779	$71	$42	$7,460	$0	$7,460

Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$61,969	$61,969
Nonperforming	0	0	0	0	0	0	0	342	342
Total	$0	$0	$0	$0	$0	$0	$0	$62,311	$62,311
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$2,586	$2,586
Grand Total Loans	$2,108,112	$2,084,260	$2,094,727	$1,089,697	$761,994	$1,805,156	$9,943,946	$1,817,832	$11,761,778
Grand Total YTD Gross Chargeoffs	$737	$3,429	$9,835	$6,153	$1,011	$15,333	$36,498	$2,811	$39,309

The following table sets forth the Company's loan portfolio at December 31, 2023 by risk attribute and origination date:

(Dollars in thousands)	2023	2022	2021	2020	2019	Prior		Term Total		Revolving	Total
Commercial & industrial
Pass	$848,448	$736,213	$414,460	$265,143	$113,296	$226,970		$2,604,530		$774,080	$3,378,610
Special mention	0	13,373	4,970	882	19,560	1,328		40,113		8,882	48,995
Substandard	3,133	21,505	11,483	1,205	1,023	9,990		48,339		25,277	73,616
Doubtful	0	0	0	0	0	0		0		0	0
Total	$851,581	$771,091	$430,913	$267,230	$133,879	$238,288		$2,692,982		$808,239	$3,501,221
YTD Gross chargeoffs	$10	$2,978	$7,267	$7,055	$936	$929	$19,175	$19,175	$19,175	$0	$19,175
Lease financing
Pass	$261,064	$186,997	$6,404	$1,189	$2,222	$523		$458,399		$0	$458,399
Special mention	4,761	8,047	0	0	0	0		12,808		0	12,808
Substandard	1,407	1,961	97	0	145	0		3,610		0	3,610
Doubtful	0	0	0	0	0	0		0		0	0
Total	$267,232	$197,005	$6,501	$1,189	$2,367	$523		$474,817		$0	$474,817
YTD Gross chargeoffs	$0	$0	$4,423	$0	$0	$0		$4,423		$0	$4,423
Construction real estate
Pass	$170,259	$208,446	$108,886	$27,686	$7,784	$6,165		$529,226		$19,275	$548,501
Special mention	0	0	0	16,331	0	0		16,331		0	16,331
Substandard	0	0	0	0	0	0		0		0	0
Doubtful	0	0	0	0	0	0		0		0	0
Total	$170,259	$208,446	$108,886	$44,017	$7,784	$6,165		$545,557		$19,275	$564,832
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0		$0		$0	$0
Commercial real estate - investor
Pass	$468,579	$595,423	$473,325	$261,794	$554,893	$636,598		$2,990,612		$39,668	$3,030,280
Special mention	7,894	9,345	12,134	110	32,756	14,204		76,443		0	76,443
Substandard	0	0	0	6,238	0	25,668		31,906		0	31,906
Doubtful	0	0	0	0	0	0		0		0	0
Total	$476,473	$604,768	$485,459	$268,142	$587,649	$676,470		$3,098,961		$39,668	$3,138,629
YTD Gross chargeoffs	$0	$0	$859	$2,030	$0	$3,119		$6,008		$0	$6,008
Commercial real estate - owner
Pass	$138,932	$175,336	$130,240	$138,919	$86,182	$215,458		$885,067		$22,639	$907,706
Special mention	396	45	179	2,403	462	19,807		23,292		0	23,292
Substandard	0	0	3,919	835	1,324	5,234		11,312		0	11,312
Doubtful	0	0	0	0	0	0		0		0	0
Total	$139,328	$175,381	$134,338	$142,157	$87,968	$240,499		$919,671		$22,639	$942,310
YTD Gross chargeoffs	$0	$0	$0	$2,643	$1	$71		$2,715		$0	$2,715
Residential real estate
Performing	$325,304	$234,583	$255,964	$188,212	$101,663	$210,583		$1,316,309		$0	$1,316,309
Nonperforming	243	917	2,584	3,496	2,160	7,965		17,365		0	17,365
Total	$325,547	$235,500	$258,548	$191,708	$103,823	$218,548		$1,333,674		$0	$1,333,674
YTD Gross chargeoffs	$0	$0	$8	$1	$27	$3		$39		$0	$39

Home equity
Performing	$28,979	$23,175	$29,084	$32,917	$9,883	$22,419	$146,457	$606,183	$752,640
Nonperforming	20	69	258	162	138	317	964	5,072	6,036
Total	$28,999	$23,244	$29,342	$33,079	$10,021	$22,736	$147,421	$611,255	$758,676
YTD Gross chargeoffs	$0	$0	$7	$0	$174	$159	$340	$0	$340
Installment
Performing	$16,026	$39,212	$22,961	$3,923	$1,691	$3,768	$87,581	$68,673	$156,254
Nonperforming	196	1,142	742	12	12	30	2,134	690	2,824
Total	$16,222	$40,354	$23,703	$3,935	$1,703	$3,798	$89,715	$69,363	$159,078
YTD Gross chargeoffs	$168	$3,189	$2,903	$154	$5	$23	$6,442	$0	$6,442
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$59,438	$59,438
Nonperforming	0	0	0	0	0	0	0	501	501
Total	$0	$0	$0	$0	$0	$0	$0	$59,939	$59,939
YTD Gross chargeoffs	$0	$0	$0	$0	$0	$0	$0	$1,173	$1,173
Total Loans	$2,275,641	$2,255,789	$1,477,690	$951,457	$935,194	$1,407,027	$9,302,798	$1,630,378	$10,933,176
Total YTD Gross Chargeoffs	$178	$6,167	$15,467	$11,883	$1,143	$4,304	$39,142	$1,173	$40,315

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2024
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$4,521	$1,598	$2,470	$8,589	$3,807,269	$3,815,858	$0
Lease financing	3,096	3,085	3,386	9,567	588,478	598,045	19
Construction real estate	0	10,500	0	10,500	768,946	779,446	0
Commercial real estate-investor	0	0	17,360	17,360	3,076,024	3,093,384	0
Commercial real estate-owner	856	0	6,144	7,000	961,360	968,360	0
Residential real estate	6,217	154	5,968	12,339	1,449,945	1,462,284	0
Home equity	1,902	1,102	1,428	4,432	844,607	849,039	0
Installment	914	569	402	1,885	131,166	133,051	0
Credit card	450	196	342	988	61,323	62,311	342
Total	$17,956	$17,204	$37,500	$72,660	$11,689,118	$11,761,778	$361

	As of December 31, 2023
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,717	$733	$4,822	$7,272	$3,493,949	$3,501,221	$376
Lease financing	790	1,028	4,224	6,042	468,775	474,817	1,151
Construction real estate	0	0	0	0	564,832	564,832	0
Commercial real estate-investor	19	16,455	6,238	22,712	3,115,917	3,138,629	0
Commercial real estate-owner	269	205	5,290	5,764	936,546	942,310	0
Residential real estate	4,786	1,929	3,744	10,459	1,323,215	1,333,674	0
Home equity	1,998	1,082	1,919	4,999	753,677	758,676	0
Installment	1,157	864	669	2,690	156,388	159,078	0
Credit card	320	211	501	1,032	58,907	59,939	501
Total	$11,056	$22,507	$27,407	$60,970	$10,872,206	$10,933,176	$2,028

Schedule of Collateral Dependent Loans	The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2024
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$2,527	$0	$1,434	$0	$0	$2,680	$6,641
Lease financing	0	0	6,227	0	0	0	6,227
Commercial real estate-investor	0	26,132	0	0	27	0	26,159
Commercial real estate-owner	0	4,250	1,894	0	0	0	6,144
Residential real estate	0	0	0	0	16,700	0	16,700
Home equity	0	0	0	0	3,418	0	3,418
Installment	0	0	0	0	0	684	684
Total	$2,527	$30,382	$9,555	$0	$20,145	$3,364	$65,973

	December 31, 2023
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$10,952	$0	$3,869	$0	$0	$925	$15,746
Lease financing	0	0	3,610	0	0	0	3,610
Commercial real estate-investor	0	22,694	0	0	0	0	22,694
Commercial real estate-owner	0	3,397	1,893	0	0	0	5,290
Residential real estate	0	0	0	0	14,067	0	14,067
Home equity	0	0	0	0	3,476	0	3,476
Installment	0	0	0	0	0	870	870
Total	$10,952	$26,091	$9,372	$0	$17,543	$1,795	$65,753

Components of lease investments
The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2024	December 31, 2023
Direct financing and sales-type leases
Lease receivables	$581,651	$460,416
Unguaranteed residual values	16,394	14,401
Total net investment in direct financing and sales-type leases	$598,045	$474,817

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2025	$195,616
2026	173,335
2027	140,974
2028	84,597
2029	42,730
Thereafter	26,010
Total lease payments	663,262
Less: unearned interest income	(81,611)
Net lease receivables	$581,651

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$106	$191	$98
Additions
Commercial real estate	0	0	0
Residential real estate	119	387	327
Total additions	119	387	327
Disposals
Commercial real estate	0	0	(98)
Residential real estate	(136)	(288)	(94)
Total disposals	(136)	(288)	(192)
Valuation adjustments
Commercial real estate	0	0	0
Residential real estate	(25)	(184)	(42)
Total valuation adjustments	(25)	(184)	(42)
Balance at end of year	$64	$106	$191